Employee costs and numbers	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Employee costs and numbers
Pensions and other post-retirement benefits
Most group companies have pension plans, the forms and benefits of which vary with conditions and practices in the countries concerned. Pension benefits may be provided through defined contribution plans (money purchase schemes) or defined benefit plans (final salary and other types of schemes with committed pension benefit payments). For defined contribution plans, retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee. For defined benefit plans, retirement benefits are based on such factors as an employee’s pensionable salary and length of service. Defined benefit plans may be funded or unfunded. The assets of funded plans are generally held in separately administered trusts.
For information on significant estimates and judgements made in relation to accounting for these plans see Pensions and other post-retirement benefits within Note 1.
The primary pension arrangement in the UK is a funded final salary pension plan under which retired employees draw the majority of their benefit as an annuity. This pension plan is governed by a corporate trustee whose board is composed of four member-nominated directors, four company-nominated directors, an independent director and an independent chairman nominated by the company. The trustee board is required by law to act in the best interests of the plan participants and is responsible for setting certain policies, such as investment policies of the plan. The UK plan is closed to new joiners but remains open to ongoing accrual for current members. New joiners in the UK are eligible for membership of a defined contribution plan.
In the US, all employees now accrue benefits under a cash balance formula. Benefits previously accrued under final salary formulas are legally protected. Retiring US employees typically take their pension benefit in the form of a lump sum payment upon retirement. The plan is funded and its assets are overseen by a fiduciary Investment Committee composed of six BP employees appointed by the president of BP Corporation North America Inc. (the appointing officer). The Investment Committee is required by law to act in the best interests of the plan participants and is responsible for setting certain policies, such as the investment policies of the plan. US employees are also eligible to participate in a defined contribution (401k) plan in which employee contributions are matched with company contributions. In the US, group companies also provide post-retirement healthcare to retired employees and their dependants (and, in certain cases, life insurance coverage); the entitlement to these benefits is usually based on the employee remaining in service until a specified age and completion of a minimum period of service.
In the Eurozone, there are defined benefit pension plans in Germany, France, the Netherlands and other countries. In Germany and France, the majority of the pensions are unfunded, in line with market practice. In Germany, the group’s largest Eurozone plan, employees receive a pension and also have a choice to supplement their core pension through salary sacrifice. For employees who joined since 2002 the core pension benefit is a career average plan with retirement benefits based on such factors as an employee’s pensionable salary and length of service. The returns on the notional contributions made by both the company and employees are based on the interest rate which is set out in German tax law. Retired German employees take their pension benefit typically in the form of an annuity. The German plans are governed by legal agreements between BP and the works council or between BP and the trade union.
The level of contributions to funded defined benefit plans is the amount needed to provide adequate funds to meet pension obligations as they fall due. During 2017 the aggregate level of contributions was $637 million (2016 $651 million and 2015 $1,066 million). The aggregate level of contributions in 2018 is expected to be approximately $600 million, and includes contributions in all countries that we expect to be required to make contributions by law or under contractual agreements, as well as an allowance for discretionary funding.
For the primary UK plan there is a funding agreement between the group and the trustee. On an annual basis the latest funding position is reviewed and a schedule of contributions is agreed. The current agreement covers the next five years. The funding agreement can be terminated unilaterally by either party with two years’ notice. Contractually committed funding therefore represents seven years of future contributions, which amounted to $2,623 million at 31 December 2017, of which $106 million relates to past service.This amount is included in the group’s committed cash flows relating to pensions and other post-retirement benefit plans as set out in the table of contractual obligations on page 252.
22. Pensions and other post-retirement benefits – continued
The surplus relating to the primary UK pension plan is recognized on the balance sheet on the basis that the company is entitled to a refund of any remaining assets once all members have left the plan.
Pension contributions in the US are determined by legislation and are supplemented by discretionary contributions. All of the contributions made into the US pension plan in 2017 were discretionary and no statutory funding requirement is expected in the next 12 months.
There was no minimum funding requirement for the US plan, and no significant minimum funding requirements in other countries at 31 December 2017.
The obligation and cost of providing pensions and other post-retirement benefits is assessed annually using the projected unit credit method. The date of the most recent actuarial review was 31 December 2017. The UK plans are subject to a formal actuarial valuation every three years; valuations are required more frequently in many other countries. The most recent formal actuarial valuation of the UK pension plans was as at 31 December 2014, and a valuation as at 31 December 2017 is currently under way. A valuation of the US plan is carried out annually.
The material financial assumptions used to estimate the benefit obligations of the various plans are set out below. The assumptions are reviewed by management at the end of each year, and are used to evaluate the accrued benefit obligation at 31 December and pension expense for the following year.

									%
Financial assumptions used to determine benefit obligation			UK			US			Eurozone
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Discount rate for plan liabilities	2.5	2.7	3.9	3.5	3.9	4.0	1.9	1.7	2.4
Rate of increase in salaries	4.1	4.6	4.4	4.1	4.2	3.9	3.0	3.0	3.2
Rate of increase for pensions in payment	2.9	3.0	3.0	—	—	—	1.4	1.5	1.6
Rate of increase in deferred pensions	2.9	3.0	3.0	—	—	—	0.6	0.5	0.6
Inflation for plan liabilities	3.1	3.2	3.0	1.7	1.8	1.5	1.6	1.6	1.8
									%
Financial assumptions used to determine benefit expense			UK			US			Eurozone
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Discount rate for plan service cost	2.7	4.0	3.9	4.1	4.2	3.8	2.1	2.7	2.3
Discount rate for plan other finance expense	2.7	3.9	3.6	3.9	4.0	3.7	1.7	2.4	2.0
Inflation for plan service cost	3.2	3.1	3.1	1.8	1.5	1.6	1.6	1.8	2.0

The discount rate assumptions are based on third-party AA corporate bond indices and for our largest plans in the UK, US and the Eurozone we use yields that reflect the maturity profile of the expected benefit payments. The inflation rate assumptions for our UK and US plans are based on the difference between the yields on index-linked and fixed-interest long-term government bonds. In other countries, including the Eurozone, we use this approach, or advice from the local actuary depending on the information available. The inflation assumptions are used to determine the rate of increase for pensions in payment and the rate of increase in deferred pensions where there is such an increase.
The assumptions for the rate of increase in salaries are based on the inflation assumption plus an allowance for expected long-term real salary growth. These include an allowance for promotion-related salary growth, of up to 0.8% depending on country.
In addition to the financial assumptions, we regularly review the demographic and mortality assumptions. The mortality assumptions reflect best practice in the countries in which we provide pensions, and have been chosen with regard to applicable published tables adjusted where appropriate to reflect the experience of the group and an extrapolation of past longevity improvements into the future. BP’s most substantial pension liabilities are in the UK, the US and the Eurozone where our mortality assumptions are as follows:

									Years
Mortality assumptions			UK			US			Eurozone
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Life expectancy at age 60 for a male currently aged 60	27.4	28.0	28.5	25.1	25.7	25.7	25.1	25.0	24.9
Life expectancy at age 60 for a male currently aged 40	29.0	30.0	31.0	26.8	27.5	27.5	27.6	27.6	27.5
Life expectancy at age 60 for a female currently aged 60	28.8	29.5	29.5	28.4	29.3	29.2	29.0	28.9	28.8
Life expectancy at age 60 for a female currently aged 40	30.5	31.9	31.9	30.0	31.0	30.9	31.4	31.3	31.2

Pension plan assets are generally held in trusts, the primary objective of which is to accumulate assets sufficient to meet the obligations of the plans. The assets of the trusts are invested in a manner consistent with fiduciary obligations and principles that reflect current practices in portfolio management.
A significant proportion of the assets are held in equities, which are expected to generate a higher level of return over the long term, with an acceptable level of risk. In order to provide reasonable assurance that no single security or type of security has an unwarranted impact on the total portfolio, the investment portfolios are highly diversified.
The trustee’s long-term investment objective for the primary UK plan as it matures is to invest in assets whose value changes in the same way as the plan liabilities, in order to reduce the level of funding risk. To move towards this objective, the UK plan uses a liability driven investment (LDI) approach for part of the portfolio, investing in government bonds to achieve this matching effect for the most significant plan liability assumptions of interest rate and inflation rate. This is partly funded by short-term sale and repurchase agreements, whereby the plan borrows money using existing bonds as security and which will be bought back at a specified price at an agreed future date. The funds raised are used to invest in further bonds to increase the proportion of assets which match the plan liabilities. The borrowings are shown separately in the analysis of pension plan assets in the table below.
22. Pensions and other post-retirement benefits – continued
For the primary UK pension plan there is an agreement with the trustee to increase the proportion of assets included in the LDI portfolio over time by reducing the proportion of plan assets held as equities and increasing the proportion held as bonds. There is a similar agreement in place for the primary US plan. During 2017, the UK and the US plans switched 15% and 5% of plan assets respectively from equities to bonds.
The current asset allocation policy for the major plans at 31 December 2017 was as follows:

	UK	US
Asset category	%	%
Total equity (including private equity)	43	50
Bonds/cash (including LDI)	50	50
Property/real estate	7	—

The amounts invested under the LDI programme by the primary UK pension plan as at 31 December 2017 were $2,588 million (2016 $423 million) of government-issued nominal bonds and $16,177 million (2016 $9,384 million) of index-linked bonds.
In addition, the primary UK plan entered into interest rate swaps in the year to offset the long-term fixed interest rate exposure for $1,333 million (2016 $4,450 million) of the corporate bond portfolio. At 31 December 2017 the fair value liability of these swaps was $49 million (2016 $144 million fair value liability) and is included in other assets in the table below.
Some of the group’s pension plans in other countries also use derivative financial instruments as part of their asset mix to manage the level of risk.
The group’s main pension plans do not invest directly in either securities or property/real estate of the company or of any subsidiary.
The fair values of the various categories of assets held by the defined benefit plans at 31 December are presented in the table below, including the effects of derivative financial instruments. Movements in the fair value of plan assets during the year are shown in detail in the table on page 165.

					$ million
	UKa	USb	Eurozone	Other	Total
Fair value of pension plan assets
At 31 December 2017
Listed equities – developed markets	9,548	2,158	537	376	12,619
– emerging markets	2,220	220	83	53	2,576
Private equity[c]	2,679	1,461	—	—	4,140
Government issued nominal bonds	2,663	1,777	941	545	5,926
Government issued index-linked bonds	16,177	—	2	—	16,179
Corporate bonds	4,682	2,024	546	272	7,524
Property[d]	2,211	6	71	30	2,318
Cash	390	80	21	98	589
Other	104	53	23	45	225
Debt (repurchase agreements) used to fund liability driven investments	(5,583)	—	—	—	(5,583)
	35,091	7,779	2,224	1,419	46,513
At 31 December 2016
Listed equities – developed markets	11,494	2,283	436	363	14,576
– emerging markets	2,549	220	54	46	2,869
Private equity[c]	2,754	1,442	1	—	4,197
Government issued nominal bonds	489	1,438	821	448	3,196
Government issued index-linked bonds	9,384	—	4	—	9,388
Corporate bonds	4,042	1,732	427	259	6,460
Property[d]	1,970	6	45	28	2,049
Cash	547	105	17	83	752
Other	(68)	90	74	83	179
Debt (repurchase agreements) used to fund liability driven investments	(2,981)	—	—	—	(2,981)
	30,180	7,316	1,879	1,310	40,685
At 31 December 2015
Listed equities – developed markets	13,474	2,329	423	371	16,597
– emerging markets	2,305	226	49	50	2,630
Private equity[c]	2,933	1,522	1	4	4,460
Government issued nominal bonds	393	1,527	685	492	3,097
Government issued index-linked bonds	6,425	—	5	—	6,430
Corporate bonds	4,357	1,717	551	367	6,992
Property[d]	2,453	6	48	58	2,565
Cash	564	116	10	139	829
Other	110	67	102	50	329
Debt (repurchase agreements) used to fund liability driven investments	(1,791)	—	—	—	(1,791)
	31,223	7,510	1,874	1,531	42,138

[a]	Bonds held by the UK pension plans are denominated in sterling. Property held by the UK pension plans is in the United Kingdom.

[b]	Bonds held by the US pension plans are denominated in US dollars.
[c] Private equity is valued at fair value based on the most recent third-party net asset valuation.
[d] Properties are valued based on an analysis of recent market transactions supported by market knowledge derived from third-party valuers.
22. Pensions and other post-retirement benefits – continued

					$ million
					2017
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost[a]	357	292	85	46	780
Past service cost[b]	12	—	5	(1)	16
Settlement[b]	—	—	13	—	13
Operating charge relating to defined benefit plans	369	292	103	45	809
Payments to defined contribution plans	31	191	7	38	267
Total operating charge	400	483	110	83	1,076
Interest income on plan assets[a]	(845)	(266)	(37)	(48)	(1,196)
Interest on plan liabilities	831	393	121	71	1,416
Other finance (income) expense	(14)	127	84	23	220
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	2,396	826	30	43	3,295
Change in financial assumptions underlying the present value of the plan liabilities	(236)	(514)	336	(47)	(461)
Change in demographic assumptions underlying the present value of the plan liabilities	734	72	—	(23)	783
Experience gains and losses arising on the plan liabilities	91	(40)	(36)	14	29
Remeasurements recognized in other comprehensive income	2,985	344	330	(13)	3,646
Movements in benefit obligation during the year
Benefit obligation at 1 January	29,908	10,533	6,820	1,715	48,976
Exchange adjustments	2,886	—	915	89	3,890
Operating charge relating to defined benefit plans	369	292	103	45	809
Interest cost	831	393	121	71	1,416
Contributions by plan participants[c]	16	—	2	6	24
Benefit payments (funded plans)[d]	(1,903)	(641)	(75)	(89)	(2,708)
Benefit payments (unfunded plans)[d]	(5)	(239)	(302)	(20)	(566)
Acquisitions	—	1	—	—	1
Disposals	—	(1)	(9)	—	(10)
Remeasurements	(589)	482	(300)	56	(351)
Benefit obligation at 31 December[a] [e]	31,513	10,820	7,275	1,873	51,481
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	30,180	7,316	1,879	1,310	40,685
Exchange adjustments	3,048	—	264	72	3,384
Interest income on plan assets[a] [f]	845	266	37	48	1,196
Contributions by plan participants[c]	16	—	2	6	24
Contributions by employers (funded plans)	509	12	87	29	637
Benefit payments (funded plans)[d]	(1,903)	(641)	(75)	(89)	(2,708)
Remeasurements[f]	2,396	826	30	43	3,295
Fair value of plan assets at 31 December[g]	35,091	7,779	2,224	1,419	46,513
Surplus (deficit) at 31 December	3,578	(3,041)	(5,051)	(454)	(4,968)
Represented by
Asset recognized	3,838	260	43	28	4,169
Liability recognized	(260)	(3,301)	(5,094)	(482)	(9,137)
	3,578	(3,041)	(5,051)	(454)	(4,968)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	3,838	238	(106)	(101)	3,869
Unfunded	(260)	(3,279)	(4,945)	(353)	(8,837)
	3,578	(3,041)	(5,051)	(454)	(4,968)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(31,253)	(7,541)	(2,330)	(1,520)	(42,644)
Unfunded	(260)	(3,279)	(4,945)	(353)	(8,837)
	(31,513)	(10,820)	(7,275)	(1,873)	(51,481)

[a]
The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.

[b]
Past service costs and settlements have arisen from restructuring programmes and represent charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone.

[c]	Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.

[d]	The benefit payments amount shown above comprises $3,235 million benefits and $2 million settlements, plus $37 million of plan expenses incurred in the administration of the benefit.

[e]
The benefit obligation for the US is made up of $8,085 million for pension liabilities and $2,735 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $4,586 million for pension liabilities in Germany which is largely unfunded.

[f]	The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.

[g]	The fair value of plan assets includes borrowings related to the LDI programme as described on page 164.
22. Pensions and other post-retirement benefits – continued

					$ million
					2016
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost[a]	333	310	76	71	790
Past service cost[b]	17	(24)	7	1	1
Settlement	—	—	9	(1)	8
Operating charge relating to defined benefit plans	350	286	92	71	799
Payments to defined contribution plans	30	194	7	33	264
Total operating charge	380	480	99	104	1,063
Interest income on plan assets[a]	(1,086)	(287)	(47)	(51)	(1,471)
Interest on plan liabilities	1,005	417	159	80	1,661
Other finance (income) expense	(81)	130	112	29	190
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	4,422	330	53	8	4,813
Change in financial assumptions underlying the present value of the plan liabilities	(6,932)	(239)	(622)	4	(7,789)
Change in demographic assumptions underlying the present value of the plan liabilities	430	9	12	(5)	446
Experience gains and losses arising on the plan liabilities	55	(62)	26	15	34
Remeasurements recognized in other comprehensive income	(2,025)	38	(531)	22	(2,496)
Movements in benefit obligation during the year
Benefit obligation at 1 January	28,974	10,643	6,640	2,089	48,346
Exchange adjustments	(5,688)	—	(282)	23	(5,947)
Operating charge relating to defined benefit plans	350	286	92	71	799
Interest cost	1,005	417	159	80	1,661
Contributions by plan participants[c]	18	—	2	6	26
Benefit payments (funded plans)[d]	(1,192)	(821)	(78)	(117)	(2,208)
Benefit payments (unfunded plans)[d]	(6)	(284)	(301)	(24)	(615)
Acquisitions	—	—	4	—	4
Disposals	—	—	—	(399)	(399)
Remeasurements	6,447	292	584	(14)	7,309
Benefit obligation at 31 December[a] [e]	29,908	10,533	6,820	1,715	48,976
Movements in fair value of plan assets during the year
Fair value of plan assets at 1 January	31,223	7,510	1,874	1,531	42,138
Exchange adjustments	(5,916)	—	(76)	15	(5,977)
Interest income on plan assets[a] [f]	1,086	287	47	51	1,471
Contributions by plan participants[c]	18	—	2	6	26
Contributions by employers (funded plans)	539	10	57	45	651
Benefit payments (funded plans)[d]	(1,192)	(821)	(78)	(117)	(2,208)
Disposals	—	—	—	(229)	(229)
Remeasurements[f]	4,422	330	53	8	4,813
Fair value of plan assets at 31 December[g]	30,180	7,316	1,879	1,310	40,685
Surplus (deficit) at 31 December	272	(3,217)	(4,941)	(405)	(8,291)
Represented by
Asset recognized	530	—	22	32	584
Liability recognized	(258)	(3,217)	(4,963)	(437)	(8,875)
	272	(3,217)	(4,941)	(405)	(8,291)
The surplus (deficit) may be analysed between funded and unfunded plans as follows
Funded	519	(36)	(316)	(83)	84
Unfunded	(247)	(3,181)	(4,625)	(322)	(8,375)
	272	(3,217)	(4,941)	(405)	(8,291)
The defined benefit obligation may be analysed between funded and unfunded plans as follows
Funded	(29,661)	(7,352)	(2,195)	(1,393)	(40,601)
Unfunded	(247)	(3,181)	(4,625)	(322)	(8,375)
	(29,908)	(10,533)	(6,820)	(1,715)	(48,976)

[a]
The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.

[b]
Past service costs have arisen from restructuring programmes and represent a combination of credits as a result of the curtailment in the pension arrangements of a number of employees mostly in the US and charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone. The UK also includes $12 million of cost resulting from benefit harmonization within the primary plan.

[c]	Most of the contributions made by plan participants into UK pension plans were made under salary sacrifice.

[d]	The benefit payments amount shown above comprises $2,754 million benefits and $14 million settlements, plus $55 million of plan expenses incurred in the administration of the benefit.

[e]
The benefit obligation for the US is made up of $7,902 million for pension liabilities and $2,631 million for other post-retirement benefit liabilities (which are unfunded and are primarily retiree medical liabilities). The benefit obligation for the Eurozone includes $4,289 million for pension liabilities in Germany which is largely unfunded.

[f]	The actual return on plan assets is made up of the sum of the interest income on plan assets and the remeasurement of plan assets as disclosed above.

[g]	The fair value of plan assets includes borrowings related to the LDI programme as described on page 164.
22. Pensions and other post-retirement benefits – continued

					$ million
					2015
	UK	US	Eurozone	Other	Total
Analysis of the amount charged to profit (loss) before interest and taxation
Current service cost[a]	485	371	96	96	1,048
Past service cost[b]	12	(27)	47	(7)	25
Settlement	—	—	(1)	(3)	(4)
Operating charge relating to defined benefit plans	497	344	142	86	1,069
Payments to defined contribution plans	31	205	8	41	285
Total operating charge	528	549	150	127	1,354
Interest income on plan assets[a]	(1,124)	(289)	(37)	(55)	(1,505)
Interest on plan liabilities	1,146	423	151	91	1,811
Other finance expense	22	134	114	36	306
Analysis of the amount recognized in other comprehensive income
Actual asset return less interest income on plan assets	315	(139)	25	33	234
Change in financial assumptions underlying the present value of the plan liabilities	2,054	607	592	213	3,466
Change in demographic assumptions underlying the present value of the plan liabilities	—	60	15	—	75
Experience gains and losses arising on the plan liabilities	336	(48)	47	29	364
Remeasurements recognized in other comprehensive income	2,705	480	679	275	4,139
[a] The costs of managing plan investments are offset against the investment return, the costs of administering pension plan benefits are generally included in current service cost and the costs of administering other post-retirement benefit plans are included in the benefit obligation.
[b] Past service costs have arisen from restructuring programmes and represent a combination of credits as a result of the curtailment in the pension arrangements of a number of employees mostly in the US and Trinidad and charges for special termination benefits representing the increased liability arising as a result of early retirements mostly in the UK and Eurozone.

Sensitivity analysis
The discount rate, inflation, salary growth and the mortality assumptions all have a significant effect on the amounts reported. A one-percentage point change, in isolation, in certain assumptions as at 31 December 2017 for the group’s plans would have had the effects shown in the table below. The effects shown for the expense in 2018 comprise the total of current service cost and net finance income or expense.

		$ million
	One percentage point
	Increase	Decrease
Discount rate[a]
Effect on pension and other post-retirement benefit expense in 2018	(366)	298
Effect on pension and other post-retirement benefit obligation at 31 December 2017	(7,532)	9,751
Inflation rate[b]
Effect on pension and other post-retirement benefit expense in 2018	241	(200)
Effect on pension and other post-retirement benefit obligation at 31 December 2017	5,373	(4,690)
Salary growth
Effect on pension and other post-retirement benefit expense in 2018	78	(68)
Effect on pension and other post-retirement benefit obligation at 31 December 2017	837	(747)

[a]	The amounts presented reflect that the discount rate is used to determine the asset interest income as well as the interest cost on the obligation.

[b]	The amounts presented reflect the total impact of an inflation rate change on the assumptions for rate of increase in salaries, pensions in payment and deferred pensions.
One additional year of longevity in the mortality assumptions would increase the 2018 pension and other post-retirement benefit expense by $56 million and the pension and other post-retirement benefit obligation at 31 December 2017 by $1,694 million.
Estimated future benefit payments and the weighted average duration of defined benefit obligations
The expected benefit payments, which reflect expected future service, as appropriate, but exclude plan expenses, up until 2027 and the weighted average duration of the defined benefit obligations at 31 December 2017 are as follows:

					$ million
Estimated future benefit payments	UK	US	Eurozone	Other	Total
2018	1,101	847	369	109	2,426
2019	1,087	815	359	110	2,371
2020	1,108	798	346	109	2,361
2021	1,148	853	336	109	2,446
2022	1,176	784	332	112	2,404
2023-2027	6,319	3,701	1,559	563	12,142
					Years
Weighted average duration	19.8	9.5	14.3	13.1
Employee costs and numbers

			$ million
Employee costs	2017	2016	2015
Wages and salaries[a]	7,572	8,456	9,556
Social security costs	711	760	879
Share-based payments[b]	624	764	833
Pension and other post-retirement benefit costs	1,296	1,253	1,660
	10,203	11,233	12,928

			2017			2016			2015
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
Upstream	6,200	12,200	18,400	6,700	13,500	20,200	7,900	15,100	23,000
Downstreamd e	6,100	35,900	42,000	6,600	36,600	43,200	7,800	38,200	46,000
Other businesses and corporatee f	1,900	12,400	14,300	1,900	12,100	14,000	1,700	11,900	13,600
	14,200	60,500	74,700	15,200	62,200	77,400	17,400	65,200	82,600
[a] Includes termination costs of $189 million (2016 $545 million and 2015 $857 million).
[b] The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c] Reported to the nearest 100.
[d] Includes 16,500 (2016 15,800 and 2015 15,000) service station staff.
[e] Around 800 centralized function employees were reallocated from Upstream and Downstream to Other businesses and corporate during 2016, and around 2,000 from the global business services organization were reallocated from Downstream to Other businesses and corporate during 2015.
[f] Includes 4,700 (2016 4,900 and 2015 5,300) agricultural, operational and seasonal workers in Brazil.